May 13, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Investment Trust (the "Registrant")
1933 Act File No. 33-65170, Post-Effective Amendment No. 40
1940 Act File No. 811-7822, Amendment No. 41

Ladies and Gentlemen:

Pursuant to Section  101(a) of  Regulation  S-T and Rule  485(a)  under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following  1933 Act  Post-Effective  Amendment No. 40 and 1940 Act Amendment No. 41 to the Registration Statement on Form N-1A filed by the Registrant.

As you review the prospectuses, I wanted to highlight the following issue we encountered when drafting the summary sections, along with our proposed solution, for your consideration.  N-1A Item 4(b)(2)(iii) requires that the performance table provide benchmark returns for all periods shown in the table.  To meet the requirements of the rule, we must provide since-inception benchmark returns for each class with less than ten years of performance history.  In our case, many of our funds have multiple classes with different inception dates.  In some cases, we are required to provide benchmark performance information for four different class inception dates thereby significantly increasing the length and complexity of the performance table.

Instead of providing all of the since-inception benchmark returns in the performance table, we are proposing to provide in the table since-inception benchmark returns for only the fund’s oldest class.  The since-inception benchmark returns for the fund’s other classes will be provided in footnotes to the table.  We believe this approach is the best way to provide investors all the required information while preserving the clear and concise format of the summary section.

If you are unable to concur with our proposal, we will need to consider alternative presentations.  These alternatives may include significantly expanding the performance tables to accommodate each and every since inception benchmark return.  Alternatively, we might explore with the Staff the possibility of obtaining no-action relief similar to that provided to Comstock Partners Strategy Fund, Inc. (April 6, 1995) to allow us to tack all class performance shown in the prospectus back to the inception date of the oldest class.  This approach, though less certain and more time-consuming, would limit since-inception benchmark returns to one time period, thereby simplifying the performance table.

Finally, I wanted to point out that for certain funds that are only available for purchase by funds-of-funds advised by American Century Investments (collectively, the “NT Funds”) we have modified the disclosure in Purchase and Sale of Fund Shares to indicate the restricted availability of these funds.  We have also omitted the Payments to Broker-Dealers and Other Financial Intermediaries section in the summaries for the NT Funds as neither these funds nor the advisor or distributor of the funds pays financial intermediaries for the sale of fund shares or related services.

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com

Securities and Exchange Commission
May 13, 2009

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4916.

Sincerely,

/s/  Daniel K. Richardson
Daniel K. Richardson
Assistant Secretary